3. Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition Assets and Liabilities
Assets:
Cash	$100
Deposits for inventory	491,988
Other deposits	5,700
Total assets	497,788

Liabilities:
Accounts payable	19,298
Due to related parties	495,737
Total liabilities	515,035
Net liabilities assumed	$17,247

Pro-forma revenue and earnings information
Net revenue	$0

Net Loss	(928,033)